Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	1
30/360 Days	26
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 30, 2012
Closing Date:		July 19, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:		$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%		July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%		January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%		September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%		March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%		March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%		October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$341,000,000.00	1.0000000	$289,213,359.24	0.8481330	$51,786,640.76
Class A-2 Notes	$390,000,000.00	1.0000000	$390,000,000.00	1.0000000	$-
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,452,230,000.00	1.0000000	$1,400,443,359.24	0.9643399	$51,786,640.76

Weighted Avg. Coupon (WAC)	4.43%		4.44%
Weighted Avg. Remaining Maturity (WARM)	53.55		52.67
Pool Receivables Balance	$1,523,858,247.26		$1,475,641,052.77
Remaining Number of Receivables	85,474		84,382

Adjusted Pool Balance	$1,495,601,319.13		$1,448,659,499.18

III. COLLECTIONS

Principal:
Principal Collections	$48,205,090.07
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$4,483.17
Total Principal Collections	$48,209,573.24

Interest:
Interest Collections	$5,520,075.41
Late Fees & Other Charges	$53,437.07
Interest on Repurchase Principal	$-
Total Interest Collections	$5,573,512.48

Collection Account Interest	$2,385.48
Reserve Account Interest	$445.79
Servicer Advances	$-

Total Collections	$53,785,916.99

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	1
30/360 Days	26
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$53,785,916.99
Reserve Account Available					$7,478,006.60
Total Available for Distribution					$61,263,923.59
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,312,211.27		$1,312,211.27	$1,312,211.27
Collection Account Interest					$2,385.48
Late Fees & Other Charges					$53,437.07
Total due to Servicer					$1,368,033.82

2. Class A Noteholders Interest:
Class A-1 Notes		$74,898.95		$74,898.95
Class A-2 Notes		$152,100.00		$152,100.00
Class A-3 Notes		$210,007.78		$210,007.78
Class A-4 Notes		$106,434.90		$106,434.90

Total Class A interest:		$543,441.63		$543,441.63	$543,441.63

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$27,777.61		$27,777.61	$27,777.61

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$60,023.17		$60,023.17	$60,023.17

Available Funds Remaining:					$51,786,640.76

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$51,786,640.76

		Distributable Amount		Paid Amount
Class A-1 Notes				$51,786,640.76
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$61,516,880.79		$51,786,640.76
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$51,786,640.76

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$28,256,928.13
Beginning Period Amount					$28,256,928.13
Current Period Amortization					$1,275,374.54
Ending Period Required Amount					$26,981,553.59
Ending Period Amount					$26,981,553.59
Next Distribution Date Amount					$25,736,723.31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.50%
Beginning Period Required Amount					$7,478,006.60
Beginning Period Amount					$7,478,006.60
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.5% of APB of cut-off date)					$7,478,006.60
Ending Period Amount					$7,478,006.60

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	July 2012
Distribution Date	08/15/12
Transaction Month	1
30/360 Days	26
Actual/360 Days	27

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$43,371,319.13	$48,216,139.94	$57,946,379.97
Overcollateralization as a % of Original Adjusted Pool		2.90%	3.22%	3.87%
Overcollateralization as a % of Current Adjusted Pool		2.90%	3.33%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.57%	84,023	99.49%	$1,468,081,897.56
30 - 60 Days	0.42%	356	0.51%	$7,505,979.73
61 - 90 Days	0.00%	3	0.00%	$53,175.48
91 + Days	0.00%	0	0.00%	$-
		84,382		$1,475,641,052.77
Total
Delinquent Receivables 61 + days past due	0.00%	3	0.00%	$53,175.48
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.00%		0.00%

Repossession in Current Period		7		$140,417.86
Repossession Inventory		7		$140,417.86

Charge-Offs
Gross Principal of Charge-Off for Current Period				$12,104.42
Recoveries				$(4,483.17)
Net Charge-offs for Current Period				$7,621.25

Beginning Pool Balance for Current Period				$1,523,858,247.26

Net Loss Ratio				0.01%
Net Loss Ratio for 1st Preceding Collection Period				0.00%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.00%

Cumulative Net Losses for All Periods				$7,621.25
Cumulative Net Losses as a % of Initial Pool Balance				0.00%

Principal Balance of Extensions				$6,028,747.28
Number of Extensions				267

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